PRINCIPAL ACCOUNTING POLICIES - Summary Of Expected Allowance For Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Abstract]
Balance at beginning of year	¥ 12,504	¥ 13,089	¥ 0
Allowance for credit losses	21,233	24,045	13,089
Write-offs	(374)	(24,630)
Balance at end of year	¥ 33,363	¥ 12,504	¥ 13,089